Commitments	12 Months Ended
Dec. 31, 2023
Commitments.
Commitments
33.	Commitments

The Company has the following commitments as of December 31, 2023:

	Total(i)	less than 1 year	1‑ 2 years	3‑4 years
Purchase obligations	7,457	7,438	19	—
Capital commitments	16,584	9,036	7,548	—
Total	24,041	16,474	7,567	—

(i) The timing of certain capital payments is estimated based on the forecasted timeline of the projects. Certain commitments can be canceled at the discretion of the Company with little or no financial impact.